Long-term Investments (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	May 24, 2019 CAD ($) $ / shares shares	Feb. 22, 2019 CAD ($) shares	Nov. 30, 2018 CAD ($) Receipt	Jul. 31, 2019 CAD ($) $ / shares shares	Jul. 31, 2018 CAD ($)	Jul. 25, 2019 CAD ($)	Feb. 22, 2019 USD ($)
Disclosure Of Long Term Investment [Line Items]
Fair value of investments				$ 14,277,000
Losses on disposals of investments					$ 650,000
Fire & Flower Inc. common share purchase warrants
Disclosure Of Long Term Investment [Line Items]
Number of subscription | Receipt			1,980,000
Proceeds from subscription receipts			$ 2,970,000
Subscription receipts convert to common shares ratio			1
Cash injection net of fees						$ 2,493,000
Losses on disposals of investments				477,000
Segra International Corp
Disclosure Of Long Term Investment [Line Items]
Fair value of investments				300,000	100,000
Gain (loss) on investments				$ 200,000
Percentage of variance to underlying preferred share price				5.00%
Number of shares held | shares				400,000
Initial investment per share				$ 0.25
Fair value of investment per share				$ 0.75
Newstrike
Disclosure Of Long Term Investment [Line Items]
Market price per common shares | $ / shares	$ 9.11
Percentage of voting equity interests acquired	100.00%
Newstrike | Fire & Flower Inc. common share purchase warrants
Disclosure Of Long Term Investment [Line Items]
Subscription receipts convert to common shares ratio	1
Fair value of investments	$ 243,000
Number of common share purchase warrants obtained | shares	1,000,000
Fair value of warrants	$ 505,000
Losses on disposals of investments	$ 243,000
Market price of warrants | $ / shares	$ 1.33
Expected life of warrants	8 months 12 days
Dividends on warrants
Volatility rate of warrants	100.00%
Risk free rate of warrants	1.46%
Newstrike | Inner Spirit common shares
Disclosure Of Long Term Investment [Line Items]
Fair value of investments	$ 2,850,000
Gain (loss) on investments	$ 150,000
Number of common shares obtained | shares	15,000,000
Market price per common shares | $ / shares				$ 0.20
Newstrike | Inner Spirit common share purchase warrants
Disclosure Of Long Term Investment [Line Items]
Subscription receipts convert to common shares ratio	1
Number of common share purchase warrants obtained | shares	7,500,000
Gain (loss) on investments	$ (11,000)
Fair value of warrants	$ 414,000
Market price of warrants | $ / shares	$ 0.20
Expected life of warrants	1 year
Dividends on warrants
Volatility rate of warrants	100.00%
Risk free rate of warrants	1.48%
Newstrike | Greentank Technologies
Disclosure Of Long Term Investment [Line Items]
Fair value of investments		$ 6,723,000
Gain (loss) on investments				$ 149,000
Number of preferred shares acquired | shares		1,953,125
Cash consideration		$ 6,622,000					$ 5,000
Percentage of variance to underlying preferred share price				5.00%
Change in investments fair value due to underlying preferred share price				$ 331,000
Newstrike | Neal Brothers Inc.
Disclosure Of Long Term Investment [Line Items]
Fair value of investments	$ 4,000,000
Percentage of voting equity interests acquired	19.90%
Cash consideration	$ 5,604,000
Percentage of variance to underlying preferred share price				5.00%
Change in investments fair value due to underlying preferred share price				$ 200,000